Accounts Receivable, net (Including Related and Unrelated Parties)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Accounts Receivable, net (Including Related and Unrelated Parties)
11.	Accounts Receivable, net (Including Related and Unrelated Parties)

	December 31,
	2018	2019
	(in thousands)
Accounts receivable	$47,453,087	32,104,912
Less: loss allowance	(50,853)	(17,738)
	$47,402,234	32,087,174
Accounts receivable, net	$44,647,981	30,308,675
Accounts receivable from related parties, net	$2,754,253	1,778,499

The Company measures loss allowance for accounts receivable using the simplified approach under IFRS 9 with the lifetime expected credit losses. Analysis of expected credit losses which was measured based on the aforementioned method, was as follows:

	December 31, 2018
	Carrying amount of accounts receivable	Weighted-average loss rate	Loss allowance for lifetime expected credit losses
	(in thousands)		(in thousands)
Not past due	$46,529,408	0.00%	89
Past due less than 60 days	862,373	0.05%	439
Past due 61~180 days	11,090	0.98%	109
Past due over 180 days	475	100%	475
	$47,403,346		1,112

	December 31, 2019
	Carrying amount of accounts receivable	Weighted-average loss rate	Loss allowance for lifetime expected credit losses
	(in thousands)		(in thousands)
Not past due	$31,061,173	0.00%	1
Past due less than 60 days	1,010,918	0.00%	4
Past due 61~180 days	15,233	0.95%	145
	$32,087,324		150

In addition, there was objective evidence indicating that, under reasonable expectation, some of the accounts receivable would not be recovered in total, therefore, the Company recognized a loss allowance of $49,741 thousand and $17,588 thousand as of December 31, 2018 and 2019, respectively.

The movement of the loss allowance for accounts receivable was as follows:

	For the years ended December 31,
	2017(i)
	Individually assessed for impairment	Collectively assessed for impairment	2018	2019
	(in thousands)
Balance at beginning of the year	$41,812	62,805	93,053	50,853
Provisions (reversals) charged to (against) expense	(28,236)	18,396	(24,302)	(14,543)
Write-offs	(6)	-	(17,985)	(18,404)
Effect of changes in foreign currency exchange rates	(805)	(913)	87	(168)
Balance at end of the year	$12,765	80,288	50,853	17,738

(i) The movement of 2017 was under IAS 39. There were no adjustments for the beginning balance of 2018 on the initial application of IFRS 9.

The payment terms granted to customers are generally 25 to 60 days from the end of the month during which the invoice is issued. This term is consistent with practices in our industry, and thus, no financing components involved.

Information about the Company’s exposure to credit risk is included in note 41.

The Company entered into financing facilities with banks to factor certain of its accounts receivable without recourse. As at December 31, 2018, the Company did not sell its accounts receivables to banks. As at December 31, 2019, the Company’s accounts receivables sold and derecognized were as follows:

December 31, 2019
Underwriting bank	Factoring limit		Amount sold and derecognized		Amount advanced		Principal terms
		(in thousands)		(in thousands)		(in thousands)
CTBC bank	USD	152,000	USD	18,526	NTD	500,000	See Notes(a)~(d)
Taipei Fubon Bank	USD	120,000	USD	56,020	NTD	1,500,000	See Notes(a)~(d)
DBS Bank	USD	154,000	USD	56,730	NTD	1,520,000	See Notes(a)~(d)
Bank of Taiwan	USD	250,000	USD	15,718	USD	14,000	See Notes(a)~(d)

Note (a):  Under these facilities, the Company transferred accounts receivable to the respective underwriting banks, which are without recourse subject to the underwriting consents.

Note (b):  The Company informed its customers pursuant to the respective facilities to make payment directly to the respective underwriting banks.

Note (c):  As of December 31, 2019, total outstanding receivables after the above transactions, net of fees charged by underwriting banks, of $487,754 thousand was recognized under other current financial assets. In addition, interest rate for the balance of advanced amount as of December 31, 2019 was ranging from 1.07% to 2.44%.

Note (d): To the extent of the amount transferred to the underwriting banks, risks of non-collection or potential payment default by customers in the event of insolvency are borne by respective banks. The Company is not responsible for the collection of receivables subject to these facilities, or for any legal proceedings and costs thereof in collecting these receivables. In case any commercial dispute between the Company and customers or other reasons results in the Company’s failure to perform the obligation under these facilities, the banks have requested the Company to issue promissory notes in the amounts equal to 10 percent of respective facilities or to transfer receivables in the amounts equal to 10 percent of respective facilities. Other than such arrangements, no collaterals were provided by the Company.